UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: _9/30/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
September 30, 2016

Franklin California Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Franklin California Tax-Free Income Fund	3
Performance Summary	7
Your Fund’s Expenses	9
Financial Highlights and Statement of Investments	10
FinancialStatements	30
Notes to Financial Statements	33
Shareholder Information	41

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Not part of the semiannual report

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Semiannual Report

Franklin California Tax-Free Income Fund

We are pleased to bring you Franklin California Tax-Free Income Fund’s semiannual report for the period ended September 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes (for California residents) as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $7.59 on March 31, 2016, to $7.76 on September 30, 2016. The Fund’s Class A shares paid dividends totaling 13.25 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.19% based on an annualization of September’s 2.15 cent per share dividend and the maximum offering price of $8.10 on September 30, 2016. An investor in the 2016 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.49% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Credit Quality Breakdown*
9/30/16
% of Total
Ratings	Investments
AAA	13.18%
AA	45.89%
A	13.86%
BBB	17.34%
Below Investment Grade	3.45%
Refunded	5.25%
Not Rated	1.03%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

State Update

California’s large and diverse economy continued to expand during the past six months under review. Universities and innovative businesses supported the state’s expansion. Job growth in the state outpaced that of the nation, positioning its economy for faster overall economic growth and pushing revenues higher. However, unemployment rose slightly from 5.4% in March 2016 to 5.5% at period-end, and thus remained above the 5.0% national rate.3

The state experienced strong revenue trends aided by temporary tax increases and a multi-year bull market for equities. Its largest three revenue sources are personal income tax, sales tax and corporation tax. According to California’s 2016–2017 budget summary, revenues in the state’s general fund could benefit from the growing economy with high levels of capital

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of
28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 13.

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gains and strong growth in wages. Capital gains-related tax revenues are volatile, however, and might be influenced by unpredictable financial markets. California paid down budgetary debts and continued to align recurring revenues and expenses during the period. As a result, the state entered fiscal year 2016 with a balanced budget, while increasing spending for education, health care and social services.

California’s net tax-supported debt was $2,323 per capita and 4.7% of personal income, compared with the $1,025 and 2.5% national medians, respectively.4 During the period under review, independent credit rating agency Standard & Poor’s (S&P) affirmed its rating of California’s general obligations bonds at AA- with a stable outlook.5 The rating reflected S&P’s view on the state’s expanding economy, prominent higher education institutions, increasing budgetary reserve levels, strong overall liquidity and declining debt ratios. In contrast, S&P cited several challenges to the state including high housing costs, a volatile revenue structure, retirement benefit liabilities and a large backlog of deferred maintenance and infrastructure. Nevertheless, the stable outlook reflected S&P’s view that California has brought its finances into structural alignment and generated modest operating surpluses that could translate to larger projected budget reserves.

Municipal Bond Market Overview

The municipal bond market outperformed the U.S. Treasury market but underperformed U.S. stock markets during the six-month period ended September 30, 2016. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, generated a +2.30% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +1.81% total return.6 U.S. equities, as represented by the Standard & Poor’s® 500 Index, outperformed municipals with a +6.40% total return for the reporting period.6 Following a sell-off that began in November 2015, U.S. equities rebounded sharply in February. This trend marked the beginning of a period of “risk on” sentiment that lasted through period-end and impacted the fixed income markets as well. Both high yield corporates and high yield municipals outperformed their investment-grade counterparts.

After raising its target range for the federal funds rate to 0.25%–0.50% last year, the Federal Reserve (Fed) maintained its target through period-end. At its June meeting, the Fed

Dividend Distributions*
4/1/16–9/30/16
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
April	2.30	1.96	2.36
May	2.25	1.91	2.31
June	2.20	1.84	2.28
July	2.20	1.84	2.28
August	2.15	1.79	2.23
September	2.15	1.78	2.21
Total	13.25	11.12	13.67

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

indicated that in determining the timing and size of future adjustments to the target range, it would assess realized and expected economic conditions relative to its objectives of maximum employment and 2.0% inflation. Following strong July employment data, the Fed signaled that interest rates could increase in the near term, given continued strength in labor market conditions and the Fed’s positive outlook on future economic growth. Nonetheless, the Fed expected economic conditions to evolve in a manner that could warrant only gradual increases in the federal funds rate. This policy position was one factor that led to benchmark 10-year and 30-year tax-exempt interest rates ending the period lower than where they began.

In June, Britain voted to leave the European Union in the much-publicized “Brexit” referendum. The outcome roiled financial markets in the short-run even as the long-term ramifications of a British exit from the European Union remained uncertain. Global equity markets sold off briefly, while both U.S. Treasuries and municipal bonds rallied sharply in the immediate aftermath of the Brexit vote.

In 2016, municipal bond funds have recorded 39 consecutive weeks of inflows, reflecting solid demand for tax-exempt debt. During the period under review, bonds with longer maturities generally performed better than bonds with shorter maturities. High yield municipal bonds outperformed investment-grade municipals, reflective of the “risk on” sentiment seen during the period. High yield tax-exempt bonds, as measured by the Bloomberg Barclays High Yield Municipal Bond Index, generated a +6.45% total return for the period.6 Approximately

4. Source: Moody’s Investors Service, State Debt Medians 2016: Medians - Total Debt Remains Static in 2016, 5/6/16.
5. This does not indicate S&P’s rating of the Fund.
6. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

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$194 billion in bonds were issued over the past six months; this was offset, however, by the approximately $189 billion in bonds that either matured or were called out of the market, making net supply slightly positive for the period, at $5 billion.7 This was a supportive supply and demand dynamic that contributed to positive returns for the period.

Portfolio Breakdown
9/30/16
% of Total
Investments*
Transportation	22.9%
General Obligation	19.8%
Refunded**	13.8%
Utilities	13.3%
Hospital & Health Care	10.7%
Subject to Government Appropriations	7.0%
Higher Education	6.3%
Tax-Supported	4.0%
Other Revenue	1.9%
Housing	0.3%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Several developments affected Puerto Rico bonds over the reporting period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances. These challenges also led to liquidity issues including reduced access to the financial markets.

On May 19, 2016, the House Committee on Natural Resources introduced a bill, the Puerto Rico Oversight, Management and Economic Stability Act (PROMESA), which sought to provide an oversight board as well as a restructuring process. PROMESA was approved by Congress and signed into law by President Obama on June 30, 2016. On August 31, 2016, the President appointed the seven member oversight board. It is unclear at this time what potential impact, if any, that PROMESA may have on ongoing restructuring discussions, including discussions with PREPA detailed below.

We look forward to continuing to work with Puerto Rico and its new oversight board to promote responsible solutions to the island’s fiscal and economic problems so it may regain needed access to the capital markets.

As part of the Puerto Rico Electric Power Authority (PREPA) forbearing creditor group (Ad Hoc Group), we have been participating in discussions related to the PREPA bonds we own. On December 23, 2015, PREPA and more than 70% of its creditors reached an agreement on an Amended and Restated Restructuring Support Agreement (RSA) that would provide, among other things, for a restructuring of PREPA debt at 85 cents on the dollar for some of its outstanding debt, and outlined a Bond Purchase Agreement (BPA) whereby certain of those creditors would purchase new bonds to be issued by PREPA.

Legislation to establish the necessary securitization framework for the new PREPA debt was passed on February 16, 2016. In June, the Puerto Rico Energy Commission approved a “transition” charge to PREPA customers that will secure the new debt that will be issued to facilitate the PREPA restructuring. In our view, the implementation of the RSA provides the basis for PREPA to provide more reliable and lower-cost service, fund its capital needs for the medium term, help ensure environmental compliance, diversify generation resources to include more natural gas, and provide jobs.

On April 5, 2016, the Governor signed legislation allowing him to impose a debt moratorium on most debt issued by Puerto Rico and its agencies and that stays all related litigation until January 2017. Subsequently, the Governor declared the aforementioned moratorium for several issuers. During the period under review, Puerto Rico has defaulted on some of its debt and at this point it is unclear what it will pay in the future.

In June 2014, Puerto Rico enacted its own bankruptcy law called the Debt Enforcement and Recovery Act (DERA). Certain Franklin municipal bond funds and another fund family quickly brought suit against Puerto Rico saying, among other things, that the U.S. Bankruptcy Code pre-empted DERA. In July 2015, the U.S. Court of Appeals for the First Circuit ruled 3-0 in our favor, affirming the prior ruling by the District Court in Puerto Rico that the U.S. Bankruptcy Code pre-empts DERA. Puerto Rico appealed to the U.S. Supreme Court, which heard the case on March 22, 2016, and on June 13, 2016 ruled 5-2 to uphold the First Circuit ruling.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities,

7. Source: Goldman Sachs Securities Division, Bloomberg.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds that ranged from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Performance Summary as of September 30, 2016

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/16
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A:
4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.
	Cumulative	Average Annual	Total Annual
Share Class	Total Return[1]	Total Return[2]	Operating Expenses[3]
A			0.57%
6-Month	+4.01%	-0.45%
1-Year	+8.15%	+3.56%
5-Year	+35.34%	+5.33%
10-Year	+64.43%	+4.64%
Advisor			0.48%
6-Month	+3.94%	+3.94%
1-Year	+8.13%	+8.13%
5-Year	+35.87%	+6.32%
10-Year	+65.85%	+5.19%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[4]	Distribution Rate[5]	Standardized Yield[6]		Standardized Yield[5]
A	3.19%	6.49%	1.68%		3.42%
Advisor	3.43%	6.98%	1.85%		3.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Net Asset Value
Share Class (Symbol)	9/30/16	3/31/16	Change
A (FKTFX)	$7.76	$7.59	+$0.17
C (FRCTX)	$7.74	$7.58	+$0.16
Advisor (FCAVX)	$7.74	$7.58	+$0.16

Distributions[7] (4/1/16–9/30/16)
	Dividend
Share Class	Income
A	$0.1325
C	$0.1112
Advisor	$0.1367

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds thathave been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
3. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to be higher than the figures shown.
4. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor Class) per share on 9/30/16.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/16 for the maximum combined effective federal and California personal income tax rate of
50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 4/1/16	Value 9/30/16	4/1/16–9/30/16[1]	Value 9/30/16	4/1/16–9/30/16[1]	Ratio

A	$1,000	$1,040.10	$2.86	$1,022.26	$2.84	0.56%
C	$1,000	$1,036.00	$5.72	$1,019.45	$5.67	1.12%
Advisor	$1,000	$1,039.40	$2.40	$1,022.71	$2.38	0.47%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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Financial Highlights
	Six Months Ended
	September 30, 2016		Year Ended March 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$7.59	$7.60	$7.21	$7.50	$7.31	$6.55
Income from investment operations[a]:
Net investment income[b]	0.13	0.29	0.31	0.32	0.31	0.33
Net realized and unrealized gains (losses)	0.17	(0.01)	0.39	(0.29)	0.19	0.77
Total from investment operations	0.30	0.28	0.70	0.03	0.50	1.10
Less distributions from net investment
income.	(0.13)	(0.29)	(0.31)	(0.32)	(0.31)	(0.34)
Net asset value, end of period	$7.76	$7.59	$7.60	$7.21	$7.50	$7.31

Total return[c]	4.01%	3.82%	9.83%	0.56%	6.89%	17.19%

Ratios to average net assets[d]
Expenses	0.56%	0.57%	0.58%	0.57%	0.57%	0.57%
Net investment income	3.38%	3.87%	4.11%	4.47%	4.15%	4.71%

Supplemental data
Net assets, end of period (000’s)	$12,259,326	$11,836,310	$11,757,208	$10,997,355	$12,645,406	$12,259,513
Portfolio turnover rate	4.61%	8.77%	9.71%	20.33%	8.92%	5.96%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	September 30, 2016		Year Ended March 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$7.58	$7.58	$7.19	$7.49	$7.30	$6.54
Income from investment operations[a]:
Net investment income[b]	0.11	0.25	0.26	0.28	0.27	0.29
Net realized and unrealized gains (losses)	0.16	(—)[c]	0.39	(0.30)	0.19	0.77
Total from investment operations	0.27	0.25	0.65	(0.02)	0.46	1.06
Less distributions from net investment
income.	(0.11)	(0.25)	(0.26)	(0.28)	(0.27)	(0.30)
Net asset value, end of period	$7.74	$7.58	$7.58	$7.19	$7.49	$7.30

Total return[d]	3.60%	3.39%	9.26%	(0.14)%	6.32%	16.57%

Ratios to average net assets[e]
Expenses	1.12%	1.13%	1.14%	1.13%	1.13%	1.13%
Net investment income	2.82%	3.31%	3.55%	3.91%	3.59%	4.15%

Supplemental data
Net assets, end of period (000’s)	$1,619,038	$1,442,032	$1,316,471	$1,143,138	$1,403,410	$1,219,459
Portfolio turnover rate	4.61%	8.77%	9.71%	20.33%	8.92%	5.96%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FINANCIAL HIGHLIGHTS

	Six Months Ended
	September 30, 2016		Year Ended March 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$7.58	$7.59	$7.20	$7.49	$7.30	$6.54
Income from investment operations[a]:
Net investment income[b]	0.13	0.30	0.31	0.32	0.32	0.34
Net realized and unrealized gains (losses)	0.17	(0.01)	0.39	(0.28)	0.18	0.77
Total from investment operations	0.30	0.29	0.70	0.04	0.50	1.11
Less distributions from net investment
income.	(0.14)	(0.30)	(0.31)	(0.33)	(0.31)	(0.35)
Net asset value, end of period	$7.74	$7.58	$7.59	$7.20	$7.49	$7.30

Total return[c]	3.94%	3.92%	9.95%	0.65%	7.00%	17.32%

Ratios to average net assets[d]
Expenses	0.47%	0.48%	0.49%	0.48%	0.48%	0.48%
Net investment income	3.47%	3.96%	4.20%	4.56%	4.24%	4.80%

Supplemental data
Net assets, end of period (000’s)	$1,319,947	$1,108,743	$908,763	$639,087	$756,542	$591,932
Portfolio turnover rate	4.61%	8.77%	9.71%	20.33%	8.92%	5.96%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Statement of Investments, September 30, 2016 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 98.1%
California 95.2%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc.,
California Mortgage Insured, 6.65%, 10/01/22	$430,000	$431,840
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%,
4/01/39	5,500,000	5,518,480
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 6.125%, 5/15/40	17,635,000	20,722,535
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35	10,000,000	11,278,700
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39.	17,500,000	20,007,925
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.625%, 5/15/29	9,050,000	10,158,444
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/29	8,620,000	9,759,047
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC
Insured, 5.30%, 10/01/21	160,000	160,526
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	13,378,000
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	26,467,691
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 10/01/22	81,685,000	85,348,572
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 10/01/23	70,015,000	73,155,173
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.40%, 10/01/24	43,770,000	45,775,979
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.45%, 10/01/25	32,960,000	34,486,707
second sub. lien, Refunding, Series B, 5.00%, 10/01/34	10,000,000	12,148,400
second sub. lien, Refunding, Series B, 5.00%, 10/01/35	12,500,000	15,136,375
second sub. lien, Refunding, Series B, 5.00%, 10/01/36	7,500,000	9,074,550
second sub. lien, Refunding, Series B, 5.00%, 10/01/37	5,500,000	6,649,280
Alameda County COP,
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/23	19,195,000	19,249,898
Alameda County Medical Center Project, NATL Insured, ETM, 5.30%, 6/01/26	7,000,000	7,020,720
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/28	8,925,000	8,948,830
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	21,892,140
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.,
8/01/36	15,000,000	7,674,450
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.
to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	42,822,575
GO, Riverside County, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	11,625,000	12,394,691
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	20,000,000	23,640,200
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/24	26,855,000	22,766,863
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/26	29,430,000	22,987,184
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/27	22,860,000	17,173,575
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/28	14,425,000	10,371,864
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/29	24,810,000	17,023,382
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/32	13,665,000	8,260,219
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/33	37,070,000	21,458,711
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/34	24,970,000	13,847,363

franklintempleton.com

Semiannual Report 13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Anaheim PFA Lease Revenue, (continued)
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 3/01/37	$15,080,000	$7,473,497
Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	6,766,615
Antelope Valley Community College District GO,
Election of 2004, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/01/39	14,900,000	15,443,403
Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	19,680,000	23,567,784
Azusa RDA Tax Allocation, Series B, Pre-Refunded, 7.00%, 8/01/38	8,420,000	9,357,483
Bakersfield City School District GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/31	8,390,000	8,589,766
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19	1,765,000	1,772,925
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/36	11,410,000	3,760,736
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48.	25,000,000	3,676,500
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/53.	60,000,000	5,963,400
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/39	81,800,000	86,912,500
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	18,000,000	19,258,020
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.125%, 4/01/47	53,585,000	57,033,195
San Francisco Bay Area, Subordinate, Series S-2, 5.00%, 10/01/50	75,000,000	83,280,750
San Francisco Bay Area, Subordinate, Series S-4, 5.00%, 4/01/43	36,040,000	43,121,860
San Francisco Bay Area, Subordinate, Series S-4, 5.125%, 4/01/48	27,355,000	32,846,243
San Francisco Bay Area, Subordinate, Series S-4, 5.25%, 4/01/53	33,000,000	39,808,230
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	5,201,650
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, Pre-
Refunded, 5.00%, 8/01/32	10,000,000	10,344,200
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,503,825
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	11,728,270
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	20,255,846
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,802,796
California Health Facilities Financing Authority Revenue,
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	815,000	818,496
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	6,175,000	6,199,330
California Infrastructure and Economic Development Bank Revenue,
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/33	5,000,000	6,651,250
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%,
7/01/29	50,985,000	68,277,073
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	11,611,000
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/26	7,620,000	5,939,409
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/27	7,365,000	5,550,853
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/28	4,120,000	2,983,622
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/30	5,685,000	3,753,408
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/31	7,615,000	4,780,773

14 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Educational Facilities Authority Revenue, (continued)
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/32	$7,615,000	$4,591,007
Pepperdine University, Refunding, 5.00%, 10/01/49.	13,060,000	15,938,555
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26.	5,150,000	3,636,570
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	18,208,174
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	36,364,723
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	40,705,000	58,609,908
Stanford University, Series U-4, 5.00%, 6/01/43	14,430,000	20,777,324
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	131,879,951
California State GO,
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,126,822
Refunding, 5.00%, 8/01/45.	22,500,000	27,445,500
Refunding, 4.00%, 9/01/46.	15,000,000	16,657,050
Various Purpose, 5.125%, 4/01/24	5,000	5,016
Various Purpose, 6.00%, 5/01/24	2,565,000	2,574,978
Various Purpose, 5.20%, 4/01/26	20,000	20,066
Various Purpose, 5.00%, 8/01/34	48,000,000	51,340,320
Various Purpose, 6.00%, 4/01/38	57,130,000	64,300,386
Various Purpose, 6.00%, 11/01/39	100,000,000	115,320,000
Various Purpose, 5.25%, 11/01/40	69,685,000	80,777,458
Various Purpose, AGMC Insured, 5.50%, 4/01/19	430,000	440,569
Various Purpose, AGMC Insured, 5.50%, 3/01/20	365,000	372,366
Various Purpose, AGMC Insured, Pre-Refunded, 5.00%, 6/01/32	20,000,000	20,557,200
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	214,492
Various Purpose, FGIC Insured, 6.00%, 8/01/19.	905,000	921,118
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	1,007,206
Various Purpose, Pre-Refunded, 5.00%, 6/01/32	26,000,000	26,724,361
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	260,192
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	29,229,750
Various Purpose, Refunding, 5.00%, 9/01/34	31,960,000	39,500,642
Various Purpose, Refunding, 5.00%, 9/01/35	35,000,000	43,153,250
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	62,632,574
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	28,549,250
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	17,910,668
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	100,865,250
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	53,416,581
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	30,163,750
Various Purpose, Refunding, 5.00%, 9/01/45	10,000,000	12,299,700
California State Health Facilities Financing Authority Revenue,
Adventist Health System/West, Refunding, Series A, 4.00%, 3/01/39	20,000,000	21,730,600
Adventist Health System/West, Series A, Pre-Refunded, 5.75%, 9/01/39	18,000,000	20,498,040
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34	10,000,000	11,332,800
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	55,834,000
Cedars-Sinai Medical Center, 5.00%, 8/15/39.	4,200,000	4,649,988
Children’s Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	10,000,000	11,276,600
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	12,333,720
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	16,067,563
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	11,497,500
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	45,054,848
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	10,960,000	13,055,990
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,720,710

franklintempleton.com

Semiannual Report 15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Health Facilities Financing Authority Revenue, (continued)
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	$4,000,000	$4,425,080
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,375,000	7,083,836
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	138,768
Providence St. Joseph Health, Refunding, Series A, 4.00%, 10/01/47	21,000,000	22,725,570
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	12,658,910
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	23,986,600
Sutter Health, Refunding, Series B, 5.00%, 11/15/46.	175,000,000	212,128,000
Sutter Health, Series A, 5.00%, 8/15/38.	30,300,000	32,470,692
Sutter Health, Series A, 5.00%, 11/15/41	23,000,000	27,741,910
Sutter Health, Series A, 5.00%, 11/15/46	55,000,000	65,842,700
Sutter Health, Series A, 5.25%, 11/15/46	76,570,000	76,956,678
Sutter Health, Series A, 5.00%, 8/15/52.	76,565,000	88,981,546
California State Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%,
11/01/41	8,000,000	9,534,640
[a] Sanford Consortium Project, Refunding, Series A, 4.00%, 5/15/40	10,510,000	11,621,748
Series A, 5.00%, 10/01/41	24,255,000	30,069,651
Series A, 4.00%, 10/01/45	8,615,000	9,589,787
California State Municipal Finance Authority COP,
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/37	15,345,000	15,563,666
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/46	10,555,000	10,705,409
Community Hospitals of Central California, Refunding, 5.25%, 2/01/37	21,755,000	22,017,148
Community Hospitals of Central California, Refunding, 5.25%, 2/01/46	80,095,000	81,033,713
Community Hospitals of Central California Obligated Group, 5.375%, 2/01/29	10,000,000	10,914,500
Community Hospitals of Central California Obligated Group, 5.50%, 2/01/39	13,250,000	14,369,228
California State Municipal Finance Authority Revenue,
City of Anaheim Water System Project, Refunding, Series A, 5.25%, 10/01/45.	13,145,000	15,894,408
Community Medical Centers, Series A, 5.00%, 2/01/46	15,000,000	17,111,250
Eisenhower Medical Center, Series A, 5.75%, 7/01/40.	7,000,000	7,870,870
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	26,880,511
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43.	33,895,000	38,706,734
California State Public Works Board Lease Revenue,
Various California Community College Projects, Refunding, Series A, 5.90%, 4/01/17.	2,935,000	2,946,535
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	19,641,950
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	56,322,177
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	20,934,750
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	33,747,010
Various Capital Projects, Series A, Sub Series A-1, 5.50%, 3/01/25	8,700,000	9,969,678
Various Capital Projects, Series A, Sub Series A-1, 6.00%, 3/01/35	10,000,000	11,622,400
Various Capital Projects, Series G, Sub Series G-1, 5.75%, 10/01/30	100,000,000	113,857,000
Various Capital Projects, Series I, 6.375%, 11/01/34	50,000,000	57,962,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	48,463,600
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	17,538,150
California State University Revenue,
Systemwide, Refunding, Series A, 4.00%, 11/01/38	7,000,000	7,831,950
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	27,776,640
Systemwide, Refunding, Series A, 5.00%, 11/01/41	28,040,000	34,349,000
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	34,520,713
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	13,368,960
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	38,929,795
Systemwide, Refunding, Series A, 5.00%, 11/01/45	7,225,000	8,788,418

16 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA,
COP, The Internext Group, 5.375%, 4/01/17	$400,000	$401,228
COP, The Internext Group, 5.375%, 4/01/30	19,025,000	19,084,548
COP, NATL Insured, 5.00%, 4/01/18	3,015,000	3,021,573
COP, NATL Insured, 5.125%, 4/01/23	6,000,000	6,007,680
California Statewide CDA Revenue,
Adventist Health System West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	11,082,980
Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41	13,000,000	13,357,500
Catholic Healthcare West, Series A, 5.50%, 7/01/30	9,670,000	10,031,948
Catholic Healthcare West, Series E, 5.50%, 7/01/31	12,675,000	13,143,595
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	21,238,370
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	62,935,040
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/33	20,000,000	22,017,200
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 5.75%, 8/15/38	36,500,000	39,844,860
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded,
5.00%, 10/01/37	4,000,000	4,167,560
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	2,605,000	2,613,570
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	10,515,000	10,720,884
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,217,000
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	102,350,790
Lodi Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 12/01/37	20,000,000	20,976,000
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.25%, 8/01/24	12,095,000	13,725,648
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.625%, 8/01/29 .	20,015,000	23,176,369
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	19,690,000	22,868,360
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,400,000	3,411,968
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	29,600,000	32,135,536
St. Joseph Health System, Series C, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	12,000,000	13,027,920
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	15,300,000	16,478,712
Sutter Health, Series B, 5.25%, 11/15/48	63,255,000	67,613,902
Sutter Health, Series C, 5.00%, 11/15/38.	23,925,000	25,410,742
California Statewide CDA Revenue COP, CHFCLP Insured Health Facilities, Unihealth, Series A,
AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25.	12,610,000	14,525,585
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 5.50%, 5/15/26	9,500,000	10,218,010
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 6.00%, 5/15/40	59,000,000	63,930,630
University of California Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.125%, 5/15/31	8,000,000	9,330,000
University of California Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.375%, 5/15/38	8,500,000	9,810,190
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A,
AGMC Insured, 5.25%, 10/01/24	275,000	275,916
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,769,250
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,879,838
Carlsbad USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn. to 5/01/19, 6.00% thereafter,
5/01/34	14,000,000	15,207,220
GO, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26, 6.625% thereafter,
8/01/35	33,000,000	33,073,260

franklintempleton.com

Semiannual Report 17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Centinela Valley UHSD,
GO, County of Los Angeles, Refunding, Series A, NATL Insured, 5.50%, 8/01/33.	$15,630,000	$20,502,027
[a] GO, County of Los Angeles, Refunding, Series B, AGMC Insured, 4.00%, 8/01/47	13,165,000	14,320,097
[a] GO, County of Los Angeles, Refunding, Series B, AGMC Insured, 4.00%, 8/01/50	15,000,000	16,276,350
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%,
11/01/22	1,675,000	1,781,279
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding,
4.00%, 8/01/37.	19,715,000	21,858,809
Chaffey Joint UHSD, GO, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	32,432,125
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured,
5.00%, 4/01/32.	4,000,000	4,011,400
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	9,306,960
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	19,621,875
Coachella Valley USD, GO, Riverside and Imperial Counties, Election of 2005, Series E, AGMC
Insured, 4.00%, 8/01/45	11,000,000	12,076,790
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,739,400
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	12,016,865
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,701,700
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,527,540
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/29	3,710,000	3,720,945
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding, NATL Insured,
5.00%, 9/01/34.	6,115,000	6,133,039
Corona-Norco USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44	20,000,000	24,041,200
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	6,185,000	6,259,839
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile
Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	18,430,403
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32.	8,520,000	10,625,974
Desert Community College District GO, Riverside and Imperial Counties, Refunding, 5.00%, 8/01/37	12,210,000	14,973,001
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/34	10,355,000	12,720,082
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/37	11,965,000	14,560,448
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	12,302,800
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	10,000,000	12,275,100
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/37	16,000,000	19,597,600
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	16,715,020
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	9,070,000	9,974,460
Alameda and Contra Costa Counties, Subordinate, Series A, NATL Insured, Pre-Refunded,
5.00%, 6/01/37	99,545,000	102,318,324
Eastern Municipal Water District Financing Authority Water and Wastewater Revenue, Series B, 5.00%,
7/01/46	30,705,000	36,856,440
Eastern Municipal Water District Water and Wastewater Revenue, Subordinate, Refunding, Series A,
5.00%, 7/01/45.	8,260,000	10,042,838
Fairfax Elementary School District GO, Capital Appreciation, Election of 2010, Refunding, AGMC
Insured, zero cpn., 11/01/48	10,380,000	2,891,453
Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42	10,000,000	10,170,800
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%,
10/01/27	12,500,000	12,779,250

18 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	$41,250,000	$19,889,100
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	35,666,974
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	24,734,490
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	48,245,600
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	87,466,960
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	28,931,555
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,314,004
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	65,030,699
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	18,117,994
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	20,076,289
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	12,422,400
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,608,100
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	27,376,902
Refunding, Series A, 5.75%, 1/15/46	260,000,000	311,118,600
Refunding, Series A, 6.00%, 1/15/49	305,000,000	368,397,300
Refunding, Series A, 6.00%, 1/15/53	190,000,000	229,077,300
[a] Foothill-De Anza Community College District GO, Santa Clara County, Refunding, 4.00%, 8/01/40	20,000,000	22,276,400
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41.	47,000,000	10,841,490
GO, Capital Appreciation, Election of 2010, Series B, zero cpn., Refunding, 8/01/41	35,000,000	8,249,150
[a] GO, Refunding, Series A, 4.00%, 8/01/41	15,000,000	16,492,650
[a] GO, Refunding, Series B, 4.00%, 8/01/46	38,000,000	41,611,140
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28.	15,000,000	10,225,200
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Senior Series A-1, 5.125%, 6/01/47	5,000,000	5,000,150
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47.	77,500,000	78,651,650
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	30,139,000
Asset-Backed, Series A, 5.00%, 6/01/40	113,000,000	135,249,700
Asset-Backed, Series A, 5.00%, 6/01/45	68,000,000	81,097,480
Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area,
Series A, 6.00%, 9/01/33.	10,000,000	11,419,700
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	22,306,600
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty,
zero cpn., 8/01/48	37,665,000	11,158,256
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%,
8/01/34	7,750,000	8,920,638
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL
Insured, zero cpn., 8/01/28	10,005,000	7,104,450
Imperial Irrigation District Electric Revenue,
Refunding, Series B-1, 5.00%, 11/01/46	10,955,000	13,369,153
Refunding, Series B-2, 5.00%, 11/01/41	10,000,000	12,253,600
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland
Empire Tobacco Securitization Corp., Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	37,377,200
Irvine Ranch Water District COPS, Refunding, 5.00%, 3/01/41	10,000,000	12,379,300
Irvine USD Financing Authority Special Tax,
Series A, 5.00%, 9/01/26	2,865,000	2,899,008
Series A, 5.125%, 9/01/36	10,585,000	10,690,003
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	12,041,662
La Palma Community Development Commission Tax Allocation, La Palma Community Development
Project No. 1, Refunding, 6.10%, 6/01/22	795,000	798,172

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Semiannual Report 19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	$10,065,000	$11,182,718
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	11,420,977
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured,
zero cpn., 8/01/50	20,990,000	6,207,163
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded, 8.25%,
12/01/38	35,000,000	37,949,800
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	8,000,000	10,377,600
Series A, 5.00%, 11/15/29	17,465,000	21,853,081
Series A, 5.50%, 11/15/30	5,000,000	6,550,900
Series A, 5.00%, 11/15/35	69,800,000	89,282,576
Series A, 5.50%, 11/15/37	35,000,000	47,743,500
Long Beach Community College District GO, Election of 2016, Series B, 4.00%, 8/01/46	10,000,000	11,087,400
Los Angeles Community College District GO,
Election of 2001, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	21,500,000	22,240,030
Election of 2001, Series E-1, Pre-Refunded, 5.00%, 8/01/33	25,000,000	26,881,250
Election of 2003, Series F-1, Pre-Refunded, 5.00%, 8/01/33	20,000,000	21,505,000
Los Angeles County Revenue, TRAN, 3.00%, 6/30/17	18,000,000	18,302,040
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20,
Series A, NATL Insured, 5.00%, 10/01/34	215,000	215,608
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	20,412,345
Los Angeles International Airport, Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	15,525,720
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	22,129,771
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	80,000,000	91,109,600
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	17,205,990
Los Angeles International Airport, Subordinate, Refunding, Series C, 5.00%, 5/15/32	10,235,000	12,489,668
Los Angeles International Airport, Subordinate, Refunding, Series C, 5.00%, 5/15/33	7,745,000	9,423,961
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/42	12,500,000	14,954,250
Los Angeles International Airport, Subordinate, Series C, Pre-Refunded, 5.125%, 5/15/33	16,000,000	17,100,000
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/33.	66,020,000	80,881,102
Power System, Refunding, Series A, 5.00%, 7/01/34.	53,105,000	64,833,770
Power System, Refunding, Series A, 5.00%, 7/01/35.	15,105,000	18,377,196
Power System, Refunding, Series A, 5.00%, 7/01/36.	17,795,000	21,589,962
Power System, Refunding, Series A, 5.00%, 7/01/46.	7,000,000	8,493,380
Power System, Series A, Sub Series A-1, 5.25%, 7/01/38	10,000,000	10,723,500
Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	11,683,194
Power System, Series B, 5.00%, 7/01/37	12,000,000	14,716,080
Power System, Series B, 5.00%, 7/01/42	10,000,000	12,179,600
Power System, Series B, 5.00%, 7/01/43	62,000,000	74,152,000
Power System, Series D, 5.00%, 7/01/44	51,940,000	62,522,256
Power System, Series E, 5.00%, 7/01/39	13,950,000	16,902,936
Power System, Series E, 5.00%, 7/01/44	34,000,000	40,927,160
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	95,958,903
Water System, Refunding, Series A, 5.00%, 7/01/46	20,835,000	25,279,939
Water System, Refunding, Series B, 5.00%, 7/01/35	10,000,000	12,329,100
Water System, Refunding, Series B, 5.00%, 7/01/36	10,000,000	12,291,500
Water System, Refunding, Series B, 5.00%, 7/01/46	10,000,000	12,142,600
Water System, Series A, 5.00%, 7/01/44	50,000,000	60,187,000
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	18,548,820
Water System, Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	39,141,520

20 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles GO, Series B, TRAN, 3.00%, 6/29/17	$9,000,000	$9,143,010
Los Angeles Harbor Department Revenue, Refunding, Series B, 5.00%, 8/01/44	10,300,000	12,134,842
Los Angeles USD,
GO, Election of 2004, Series I, 5.00%, 7/01/29.	10,000,000	11,069,300
GO, Election of 2004, Series I, 5.00%, 1/01/34.	36,760,000	40,491,140
GO, Election of 2005, Series F, 5.00%, 7/01/29	2,250,000	2,490,593
GO, Election of 2008, Series A, 4.00%, 7/01/40	17,000,000	18,919,640
GO, Election of 2008, Series A, 5.00%, 7/01/40	20,000,000	24,234,600
Los Angeles Wastewater System Revenue,
Green Bond, Refunding, Series C, 5.00%, 6/01/45	24,690,000	29,851,198
Green Bond, Series A, 5.00%, 6/01/44	9,000,000	10,912,770
Refunding, Series A, 5.00%, 6/01/39	25,000,000	27,385,750
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,777,731
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	17,758,533
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23	8,500,000	8,515,215
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28	27,500,000	27,562,975
The Metropolitan Water District of Southern California Water Revenue, Authorization, Series A, 5.00%,
7/01/40	16,000,000	19,387,680
Milpitas RDA Tax Allocation,
Redevelopment Project Area No. 1, NATL Insured, ETM, 5.40%, 1/15/17	1,815,000	1,838,341
Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24	11,790,000	13,578,897
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21	9,660,000	9,009,882
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	10,815,000	9,609,344
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27	12,770,000	10,111,669
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27 .	6,315,000	5,201,792
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28 .	6,625,000	5,297,814
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	35,460,223
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election
of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	47,549,700
Mountain View Whisman School District GO, Santa Clara County, Election of 2012, Series B, 4.00%,
9/01/42	15,250,000	17,117,820
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	36,651,000
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%,
7/01/22	6,330,000	7,520,610
Murrieta Valley USD, COP, School Facility Bridge Funding Program, 5.75%, 5/01/41	12,000,000	13,739,040
Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32	16,450,000	17,007,984
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	760,000	761,421
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30%
thereafter, 8/01/42	20,000,000	22,038,600
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero
cpn., 6/01/41	36,240,000	8,009,765
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39	10,045,000	11,263,459
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.125%, 8/01/29	7,225,000	8,276,743
Oceanside USD, GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	14,060,880
Ohlone Community College District GO,
Alameda County, Election of 2010, Series C, 4.00%, 8/01/41	15,000,000	16,603,800
Alameda County, Election of 2010, Series C, 4.00%, 8/01/45	15,000,000	16,672,050
Orange County Sanitation District Wastewater Revenue, Refunding, Series A, 5.00%, 2/01/36	8,350,000	10,353,165

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Semiannual Report 21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	$13,740,000	$17,900,747
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	4,441,953
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,691,589
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44 .	10,755,000	11,592,922
Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37	10,070,000	10,304,530
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	67,477,626
Election of 2006, Series C, 5.00%, 8/01/44	20,000,000	23,953,400
Palomar Pomerado Health Care District COP, 6.75%, 11/01/39	30,000,000	33,040,800
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, zero cpn. to 8/01/19, 7.00%
thereafter, 8/01/38	36,000,000	43,910,640
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	68,786,400
Paramount USD,
GO, County of Los Angeles, Capital Appreciation, Election of 2006, BAM Insured, zero cpn.,
8/01/43	32,000,000	6,845,440
GO, County of Los Angeles, Capital Appreciation, Election of 2006, BAM Insured, zero cpn.,
8/01/48	28,000,000	3,999,520
Peralta Community College District GO, Alameda County, Refunding, Series A, 4.00%, 8/01/39	20,000,000	22,044,800
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	17,218,725
Pittsburg USD,
GO, Contra Costa County, Refunding, 4.00%, 8/01/40	20,000,000	22,229,400
GO, Contra Costa County, Refunding, 4.00%, 8/01/44	22,000,000	24,272,600
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	27,955,000	11,257,479
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	32,623,116
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	27,709,150
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,395,000	1,399,004
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31.	10,180,000	13,219,239
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32.	11,215,000	14,641,631
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	7,573,713
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding,
Series B, zero cpn., 8/01/46	45,000,000	15,660,000
Ramona USD, COP, Capital Appreciation, NATL Insured, Pre-Refunded, 5.00%, 5/01/32	16,000,000	16,380,960
Rancho Mirage Joint Powers Financing Authority Revenue,
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/38	11,200,000	11,443,264
Eisenhower Medical Center, Series A, 5.00%, 7/01/47.	58,450,000	59,610,817
Rancho Water District Financing Authority Revenue,
Capital Appreciation, AMBAC Insured, ETM, zero cpn., 8/15/17	13,605,000	13,478,201
Capital Appreciation, AMBAC Insured, ETM, zero cpn., 8/15/18	13,605,000	13,310,316
Redwood City CSD GO, San Mateo County, Election of 2015, 4.00%, 8/01/46	7,000,000	7,761,180
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,661,371
Rialto USD,
GO, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	5,280,000	4,841,074
GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35%
thereafter, 8/01/41	27,000,000	26,602,290
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, Pre-Refunded,
5.00%, 8/01/32.	6,930,000	7,165,620

22 Semiannual Report

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/23	$14,160,000	$12,526,644
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/24	13,005,000	11,158,810
Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore Valley
Benefit Assessment District, Zone 3, 7.875%, 9/01/17	475,000	504,673
Riverside County SFMR,
Capital Appreciation Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	23,085,928
Capital Appreciation Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	23,511,823
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	13,370,060
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,766,300
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,742,600
Refunding, Series A, 5.00%, 10/01/43	11,535,000	13,551,318
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	29,593,750
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM
Insured, 5.00%, 9/01/36	11,145,000	13,123,126
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 7.00%, 9/01/39 .	8,865,000	10,096,437
Rocklin USD,
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	6,680,755
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	6,865,311
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	6,894,898
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	12,086,249
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	7,340,000	7,248,911
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,014
Roseville Joint UHSD, GO, Capital Appreciation, Series A, zero cpn., 8/01/17	1,305,000	1,293,555
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	6,046,700
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL Insured,
5.00%, 10/01/37.	8,715,000	9,035,189
Sacramento City Financing Authority Revenue,
Capital Improvement, Community Reinsurance Capital Program, Series A, AMBAC Insured,
Pre-Refunded, 5.00%, 12/01/31	16,915,000	17,027,485
Capital Improvement, Community Reinsurance Capital Program, Series A, AMBAC Insured,
Pre-Refunded, 5.00%, 12/01/36	5,740,000	5,778,171
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, 5.75%, 7/01/39	5,000,000	5,384,800
Senior, 5.00%, 7/01/40	9,000,000	10,152,540
Senior, Series A, AGMC Insured, 5.00%, 7/01/41	10,000,000	10,603,600
Senior, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,292,600
Sacramento County Sanitation Districts Financing Authority Revenue,
Sacramento Regional County Sanitation District, NATL Insured, 5.00%, 12/01/36.	13,220,000	13,257,941
Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44	25,000,000	29,367,500
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	25,596,509
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero
cpn., 8/01/48	66,390,000	21,452,601
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,067,437
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL
Insured, 5.70%, 1/01/23	5,670,000	5,690,412
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%,
1/01/44	10,840,000	12,453,642

franklintempleton.com

Semiannual Report 23

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to
8/01/19, 6.00% thereafter, 8/01/33	$26,880,000	$31,325,146
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	16,697,250
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,606,231
Subordinate, Refunding, Series A, 5.00%, 7/01/27	11,565,000	13,180,515
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/41	50,000,000	61,211,000
Refunding, Series A, 5.00%, 4/01/48	60,000,000	72,997,200
Series A, 5.00%, 4/01/44	54,915,000	65,394,429
Series A, 5.00%, 4/01/48	20,000,000	23,771,000
San Diego County Water Authority Revenue,
Refunding, Series B, 5.00%, 5/01/35	15,000,000	18,592,500
Refunding, Series B, 5.00%, 5/01/36	15,000,000	18,534,300
Refunding, Series B, 5.00%, 5/01/37	15,000,000	18,476,100
Refunding, Series B, 5.00%, 5/01/38	10,000,000	12,278,800
San Diego Public Facilities Financing Authority Sewer Revenue,
Refunding, Series A, 5.00%, 5/15/28	16,265,000	21,005,434
Refunding, Series A, 5.00%, 5/15/29	10,000,000	12,792,100
Refunding, Series A, 5.00%, 5/15/31	10,000,000	12,631,100
Refunding, Series A, 5.00%, 5/15/33	10,000,000	12,521,700
Refunding, Series A, 5.00%, 5/15/35	10,000,000	12,423,300
Refunding, Series A, 5.00%, 5/15/37	12,000,000	14,814,240
Refunding, Series A, 5.00%, 5/15/39	17,000,000	20,904,390
San Diego Public Facilities Financing Authority Water Revenue,
Refunding, Series B, 5.00%, 8/01/37	11,000,000	13,532,310
Refunding, Series B, 5.00%, 8/01/38	12,555,000	15,420,553
Refunding, Series B, 5.00%, 8/01/39	7,000,000	8,590,820
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	11,248,973
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	7,649,932
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	9,802,614
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	104,505,000	122,154,849
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter,
7/01/48	29,840,000	23,976,142
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	51,310,172
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2,
zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	65,890,395
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	41,000,000	49,934,720
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	20,000,000	24,269,800
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	15,832,960
San Francisco BART District GO, Election of 2004, Series B, Pre-Refunded, 5.00%, 8/01/32	28,000,000	28,963,760
San Francisco City and County Airport Commission International Airport Revenue,
Second Series, Series B, 5.00%, 5/01/41.	65,000,000	76,336,650
Second Series, Series B, 5.00%, 5/01/44.	31,000,000	36,152,820
Second Series, Series B, 5.00%, 5/01/46.	110,000,000	128,683,500
Second Series, Series C, 5.00%, 5/01/46	70,000,000	84,154,000
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured, 5.00%,
9/01/31	5,805,000	5,821,602

24 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Francisco City and County Public Utilities Commission Water Revenue,
Sub Series A, 5.00%, 11/01/36.	$23,490,000	$28,105,080
Sub Series A, 5.00%, 11/01/41.	5,800,000	6,850,032
Sub Series A, 5.00%, 11/01/43.	71,735,000	84,939,261
San Francisco City and County RDA Successor Agency Tax Allocation, Mission Bay North
Redevelopment Project, Refunding, Series A, NATL Insured, 5.00%, 8/01/41	11,000,000	13,317,590
San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	13,591,320
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	83,066,975
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	111,988,513
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	126,559,093
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	112,603,433
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	112,704,971
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	5,060,346
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	27,122,474
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	28,900,482
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	145,087,500
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	497,037,000
San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37.	25,500,000	25,898,820
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	20,944,105
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,089,523
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,776,694
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A,
AMBAC Insured, 5.00%, 9/01/24	5,000,000	5,015,250
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,636,424
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,887,551
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	35,307,823
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,353,128
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,036,374
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	6,840,000	7,222,356
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	31,377,796
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,602,756
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	12,083,200
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	12,053,900
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	7,105,000	5,765,921
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	5,376,922
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26	15,825,000	11,917,966
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27	18,605,000	14,386,874
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28	19,470,000	14,480,618
San Luis Obispo County Financing Authority Revenue,
Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32	525,000	542,425
Nacimiento Water Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	11,975,000	12,423,344
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	19,170,000

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Semiannual Report 25

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
		Amount	Value

Municipal Bonds (continued)
California (continued)
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn.
to 12/15/19, 5.00% thereafter, 12/15/43		$11,535,000	$12,678,465
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22		5,000,000	4,615,400
Santa Ana Community RDA Tax Allocation,
Merged Project Area, Refunding, Series A, 6.25%, 9/01/24		7,005,000	8,478,222
Merged Project Area, Refunding, Series A, 6.75%, 9/01/28		13,500,000	16,653,195
[b] Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20		2,325,000	2,336,486
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured,
Pre-Refunded, 5.125%, 2/01/41		20,000,000	20,709,000
Santa Clara Valley Water District Revenue, Refunding, Series A, 5.00%, 6/01/41.		10,000,000	12,208,100
Santa Clarita Community College District GO,
Los Angeles County, Election of 2006, NATL Insured, Pre-Refunded, 5.00%, 8/01/32		9,765,000	10,101,111
Los Angeles County, Refunding, 4.00%, 8/01/41.		10,000,000	11,197,200
Los Angeles County, Refunding, 4.00%, 8/01/46.		10,000,000	11,105,600
Santa Cruz County GO, TRAN, 3.00%, 6/29/17		20,000,000	20,314,800
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 7.00%, 9/01/36 .		5,000,000	5,872,700
Refunding, Series A, BAM Insured, 5.00%, 9/01/35.		20,000,000	24,111,200
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%,
8/01/37		14,230,000	15,494,762
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45		16,495,000	19,039,354
Series A, 5.00%, 2/01/50		21,050,000	23,880,593
Santee School District COP, Capital Improvement Project, Assured Guaranty, Pre-Refunded, 5.50%,
10/01/48		15,460,000	16,874,745
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A,
AGMC Insured, zero cpn., 8/01/42		49,000,000	18,708,690
Semitropic Improvement District Water Storage District Revenue, second lien, Refunding, Series A,
AGMC Insured, 5.00%, 12/01/45		10,000,000	11,836,500
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36		10,775,000	13,770,881
South San Francisco USD, GO, San Mateo County, Dedicated Unlimited Ad Valorem Property Tax,
Measure J, Refunding, Series C, 4.00%, 9/01/37		28,950,000	32,177,346
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%,
11/01/33		17,500,000	22,176,000
Southern California Water Replenishment District Financing Authority Revenue, Refunding, 5.00%,
8/01/41		10,000,000	12,091,200
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41.		12,870,000	15,294,193
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44		10,000,000	11,933,000
Sulphur Springs USD,
GO, Los Angeles County, Election of 2012, Refunding, Series C, AGMC Insured, 4.00%, 9/01/46	.	14,000,000	15,355,340
GO, Los Angeles County, Election of 2012, Refunding, Series C, AGMC Insured, 4.00%, 9/01/49	.	12,425,000	13,449,441
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.625%, 8/01/47		10,000,000	10,865,300
Temecula Valley USD, GO, Riverside County, Election of 2012, Refunding, Series B, AGMC Insured,
4.00%, 8/01/45.		10,000,000	10,961,100
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43		10,000,000	11,633,700
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31		4,385,000	4,462,439
Trabuco Canyon PFA, Special Tax Revenue, Refunding, Series C, AGMC Insured, 6.10%, 7/01/19		2,500,000	2,702,625
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43		10,855,000	12,896,826
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency
Response Facilities and Services, Pre-Refunded, 6.00%, 8/01/44		10,710,000	12,440,736

26 Semiannual Report

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	$75,000,000	$87,452,250
Refunding, Series L, 5.00%, 5/15/41	35,000,000	42,802,200
Refunding, Series L, 4.00%, 5/15/44	28,765,000	31,604,393
Refunding, Series L, 5.00%, 5/15/47	37,000,000	44,823,280
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	27,634,440
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	30,315,384
Series AR, Refunding, 5.00%, 5/15/46	35,485,000	43,463,447
Series K, 4.00%, 5/15/46	105,000,000	116,296,950
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	34,130,000	39,438,239
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45.	62,900,000	22,079,787
[b] Vacaville PFAR, Local Agency, 8.65%, 9/02/18	1,120,000	1,120,694
Vacaville USD, GO, Election of 2001, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32.	7,790,000	8,058,132
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,935,000	3,958,335
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	810,000	810,834
Ventura County CA, TRAN, 2.00%, 7/01/17.	20,000,000	20,180,000
Victor Valley Community College District GO, Refunding, Series A, 4.00%, 8/01/39	20,130,000	22,484,405
Victor Valley Joint UHSD,
GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/34.	28,350,000	31,589,838
GO, Series B, AGMC Insured, Refunding, 4.00%, 8/01/36	10,000,000	11,188,000
Vista USD, GO, Election of 2002, Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/28	2,000,000	2,068,840
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	17,795,250
Washington Township Health Care District Revenue,
Refunding, Series A, 5.00%, 7/01/37	7,000,000	7,090,440
Series A, 5.50%, 7/01/38	11,000,000	11,776,050
West Kern Community College District COP, AMBAC Insured, Pre-Refunded, 5.625%, 11/01/34	11,035,000	11,294,764
West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41	9,030,000	10,477,058
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	6,175,543
Western Placer USD, COP, Refinancing Project, Series B, Assured Guaranty, Pre-Refunded, 5.125%,
8/01/47	10,275,000	10,882,561
Westlands Water District Revenue COP,
Series A, NATL Insured, 5.00%, 9/01/30	6,135,000	6,148,926
Series A, NATL Insured, 5.00%, 9/01/31	7,490,000	7,512,620
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/34.	18,980,000	21,149,034
Wiseburn USD, GO, Refunding, Series A, 4.00%, 5/01/41.	15,000,000	16,658,400
		14,466,002,335

U.S. Territories 2.9%
Puerto Rico 2.8%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	7,210,000	7,267,680
Asset-Backed, Refunding, 5.625%, 5/15/43	25,500,000	25,504,590
Puerto Rico Commonwealth GO,
[c] Public Improvement, Refunding, Series A, 5.50%, 7/01/32	30,000,000	18,637,500
[c] Public Improvement, Refunding, Series A, 5.75%, 7/01/41	20,485,000	12,803,125
[c] Public Improvement, Refunding, Series E, 5.50%, 7/01/31	18,980,000	11,791,325
Public Improvement, Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	22,168,440
[c] Public Improvement, Series A, 5.125%, 7/01/28	10,000,000	6,112,500
[c] Public Improvement, Series A, 5.125%, 7/01/31	68,780,000	42,041,775

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Semiannual Report 27

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth GO, (continued)
[c] Public Improvement, Series A, 6.00%, 7/01/38	$10,000,000	$6,337,500
[c] Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%	9,475,000	1,717,344
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	13,500,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	16,200,000
Series A, 7.00%, 7/01/33	50,000,000	34,050,000
Series WW, 5.00%, 7/01/28	12,030,000	8,120,250
Series WW, 5.25%, 7/01/33	32,250,000	21,768,750
Series XX, 5.25%, 7/01/40	14,000,000	9,450,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,585,596
Puerto Rico PBA Guaranteed Revenue,
[c] Government Facilities, Refunding, Series D, 5.375%, 7/01/33.	26,510,000	15,872,862
Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	22,620,579
[c] Government Facilities, Refunding, Series N, 5.00%, 7/01/37	10,925,000	6,473,063
[c] Government Facilities, Series S, 6.00%, 7/01/41.	32,840,000	19,991,350
[c] Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31.	21,000,000	2,152,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	80,000,000	45,000,000
First Subordinate, Series A, 5.75%, 8/01/37	10,000,000	5,325,000
First Subordinate, Series A, 5.375%, 8/01/39	10,000,000	5,275,000
First Subordinate, Series A, 5.50%, 8/01/42	10,000,000	5,300,000
First Subordinate, Series A, 6.00%, 8/01/42	8,000,000	4,280,800
First Subordinate, Series C, 5.50%, 8/01/40	50,000,000	26,500,000
Series A, 5.25%, 8/01/57	10,000,000	7,550,000
		430,397,529
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%,
10/01/37	10,000,000	10,409,700
Total U.S. Territories		440,807,229
Total Municipal Bonds before Short Term Investments
(Cost $13,225,411,535)		14,906,809,564

Short Term Investments 1.5%
Municipal Bonds 1.5%
California 1.5%
[d] California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.92%,
11/01/26	33,600,000	33,600,000
[d] California State GO, Kindergarten, Refunding, Series A1, Daily VRDN and Put, 0.78%, 5/01/34	1,300,000	1,300,000
[d] California State Infrastructure and Economic Development Bank Revenue, Los Angeles Museum,
Refunding, Series A, Daily VRDN and Put, 0.78%, 9/01/37	17,805,000	17,805,000
[d] Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-13, Daily VRDN and Put, 0.81%, 9/02/22	3,219,000	3,219,000
Limited Obligation Improvement, AD No. 97-16, Daily VRDN and Put, 0.81%, 9/02/22	6,300,000	6,300,000
[d] Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.78%, 10/01/41	59,505,000	59,505,000
[d] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Sub Series B-6, Daily VRDN and Put, 0.81%, 7/01/34	7,800,000	7,800,000
Power System, Series A, Sub Series A-4, Daily VRDN and Put, 0.82%, 7/01/35	38,500,000	38,500,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.80%, 7/01/35	4,100,000	4,100,000

28 Semiannual Report

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[d] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily
VRDN and Put, 0.76%, 7/01/35	$50,100,000	$50,100,000
[d] Tahoe Forest Hospital District Revenue, Health Facility, Daily VRDN and Put, 0.83%, 7/01/33	4,130,000	4,130,000
Total Short Term Investments (Cost $226,359,000)		226,359,000
Total Investments (Cost $13,451,770,535) 99.6%		15,133,168,564
Other Assets, less Liabilities 0.4%		65,142,742
Net Assets 100.0%		$15,198,311,306

See Abbreviations on page 40.

aSecurity purchased on a when-issued basis. See Note 1(b).
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2016, the aggregate value of these securities was $3,457,180, representing less than 0.1% of net assets.
cSee Note 6 regarding defaulted securities.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities

September 30, 2016 (unaudited)

Assets:
Investments in securities:
Cost	$13,451,770,535
Value	$15,133,168,564
Cash	2,011,763
Receivables:
Investment securities sold	33,039,235
Capital shares sold	18,993,173
Interest	155,107,290
Other assets	3,947
Total assets	15,342,323,972
Liabilities:
Payables:
Investment securities purchased	122,492,461
Capital shares redeemed	10,748,412
Management fees	5,586,151
Distribution fees	3,691,472
Transfer agent fees	607,998
Accrued expenses and other liabilities	886,172
Total liabilities	144,012,666
Net assets, at value	$15,198,311,306
Net assets consist of:
Paid-in capital	$13,766,480,863
Undistributed net investment income	13,209,884
Net unrealized appreciation (depreciation)	1,681,398,029
Accumulated net realized gain (loss)	(262,777,470)
Net assets, at value	$15,198,311,306
Class A:
Net assets, at value	$12,259,326,221
Shares outstanding	1,580,153,855
Net asset value per share[a]	$7.76
Maximum offering price per share (net asset value per share ÷ 95.75%)	$8.10
Class C:
Net assets, at value	$1,619,037,817
Shares outstanding	209,143,517
Net asset value and maximum offering price per share[a]	$7.74
Advisor Class:
Net assets, at value	$1,319,947,268
Shares outstanding	170,452,675
Net asset value and maximum offering price per share	$7.74

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Operations
for the six months ended September 30, 2016 (unaudited)

Investment income:
Interest.	$294,829,777
Expenses:
Management fees (Note 3a)	33,107,154
Distribution fees: (Note 3c)
Class A.	5,788,639
Class C	5,030,219
Transfer agent fees: (Note 3e)
Class A.	1,517,924
Class C	193,029
Advisor Class	152,472
Custodian fees	58,051
Reports to shareholders	110,051
Registration and filing fees	41,591
Professional fees	131,274
Trustees’ fees and expenses	71,450
Other	204,542
Total expenses	46,406,396
Net investment income	248,423,381
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(10,985,464)
Net change in unrealized appreciation (depreciation) on investments	331,517,554
Net realized and unrealized gain (loss)	320,532,090
Net increase (decrease) in net assets resulting from operations	$568,955,471

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2016	Year Ended
	(unaudited)	March 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$248,423,381	$530,297,974
Net realized gain (loss)	(10,985,464)	35,282,650
Net change in unrealized appreciation (depreciation)	331,517,554	(44,876,391)
Net increase (decrease) in net assets resulting from operations	568,955,471	520,704,233
Distributions to shareholders from:
Net investment income:
Class A	(207,797,938)	(448,623,730)
Class C	(22,049,986)	(44,417,446)
Advisor Class	(21,313,409)	(38,326,060)
Total distributions to shareholders	(251,161,333)	(531,367,236)
Capital share transactions: (Note 2)
Class A	162,171,942	91,362,641
Class C	144,936,451	125,605,754
Advisor Class	186,323,990	198,337,276
Total capital share transactions	493,432,383	415,305,671
Net increase (decrease) in net assets	811,226,521	404,642,668
Net assets:
Beginning of period	14,387,084,785	13,982,442,117
End of period	$15,198,311,306	$14,387,084,785
Undistributed net investment income included in net assets:
End of period	$13,209,884	$15,947,836

32 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Income Taxes (continued)

sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.

Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At September 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	September 30, 2016		March 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	77,379,044	$598,965,480	141,453,051	$1,057,022,555
Shares issued in reinvestment of distributions	21,744,574	167,625,325	47,708,275	355,684,144
Shares redeemed	(78,135,807)	(604,418,863)	(177,188,920)	(1,321,344,058)
Net increase (decrease)	20,987,811	$162,171,942	11,972,406	$91,362,641
Class C Shares:
Shares sold	27,363,808	$211,293,670	35,362,002	$264,066,580
Shares issued in reinvestment of distributions	2,437,429	18,760,598	4,986,130	37,124,791
Shares redeemed	(11,021,561)	(85,117,817)	(23,586,635)	(175,585,617)
Net increase (decrease)	18,779,676	$144,936,451	16,761,497	$125,605,754
Advisor Class Shares:
Shares sold	33,431,432	$258,185,265	45,450,108	$339,394,018
Shares issued in reinvestment of distributions	2,154,564	16,589,479	3,974,515	29,594,570
Shares redeemed	(11,444,629)	(88,450,754)	(22,912,333)	(170,651,312)
Net increase (decrease)	24,141,367	$186,323,990	26,512,290	$198,337,276

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended September 30, 2016, the annualized effective investment management fee rate was 0.442% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$1,258,901
CDSC retained	$153,147

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended September 30, 2016, the Fund paid transfer agent fees of $1,863,425, of which $739,020 was retained by Investor Services.

f. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended September 30, 2016, the purchase and sale transactions aggregated $28,800,000 and $79,025,000, respectively.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At March 31, 2016, the Fund’s capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2018	$108,014
Captial loss carryforwards not subject to expiration:
Short term	136,139,277
Long term	110,620,542
Total capital loss carryforwards	$246,867,833

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$13,460,655,664

Unrealized appreciation	$1,929,999,650
Unrealized depreciation	(257,486,750)
Net unrealized appreciation (depreciation)	$1,672,512,900

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2016, aggregated $1,845,789,359 and $646,579,454, respectively.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2016, the aggregate value of these securities was $143,930,844, representing 0.9% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

7. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2016, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On October 28, 2016, the Fund, pursuant to a plan of reorganization approved on October 18, 2016 by shareholders of Franklin California Insured Tax-Free Income Fund (Target), a series of Franklin California Tax-Free Trust, acquired 100% of the Target’s net assets, primarily made up of investment securities, which included $211,114,351 of unrealized appreciation (depreciation), through a tax-free exchange of 214,448,796 shares of the Fund (valued at $1,638,083,392). Immediately after the completion of the reorganization, the combined net assets of the Fund were $16,627,618,829.

The primary purpose for the reorganization was to combine the Target with a fund that has a larger asset size that is open to investors, slightly lower annual fund operating expenses, and generally comparable credit quality, and average annual total returns. The cost of the reorganization was $199,780, of which the Fund and the Target paid 25% and Advisers paid 50%.

Assuming the reorganization had been completed on April 1, 2016, the Fund’s pro forma results of operations would have been as follows:

Net Increase
		Net Realized and	(Decrease) in Net
		Unrealized Gain	Assets from
Period	Net Investment Income	(Loss)	Operations

For the period April 1, 2016 through September 30, 2016	$280,578,305	$335,399,012	$615,977,317

Subsequent to the reorganization, the Fund has been managed as a single entity. Accordingly, it is impracticable to identify the results of operations attributable to the Target’s assets after the completion of the reorganization.

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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio

1915 Act	Improvement Bond Act of 1915	GO	General Obligation
ABAG	The Association of Bay Area Governments	ID	Improvement District
AD	Assessment District	IDR	Industrial Development Revenue
AGMC	Assured Guaranty Municipal Corp.	MFHR	Multi-Family Housing Revenue
AMBAC	American Municipal Bond Assurance Corp.	MUD	Municipal Utility District
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
BART	Bay Area Rapid Transit	NATL RE	National Public Financial Guarantee Corp. Reinsured
BHAC	Berkshire Hathaway Assurance Corp.	PBA	Public Building Authority
CDA	Community Development Authority/Agency	PCFA	Pollution Control Financing Authority
CFD	Community Facilities District	PCR	Pollution Control Revenue
CHFCLP	California Health Facilities Construction Loan Program	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	RDA	Redevelopment Agency/Authority
CSD	Central School District	SFMR	Single Family Mortgage Revenue
ETM	Escrow to Maturity	TRAN	Tax and Revenue Anticipation Note
FGIC	Financial Guaranty Insurance Co.	UHSD	Unified/Union High School District
FHA	Federal Housing Authority/Agency	USD	Unified/Union School District
FICO	Financing Corp.	XLCA	XL Capital Assurance
GNMA	Government National Mortgage Association

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Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2016 Franklin Templeton Investments. All rights reserved.	112 S 11/16

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2016